Obligations under Capital Leases and other Obligations (Details) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Various leases and other obligations - repayable in monthly instalments totalling $72 including imputed interest ranging from nil - 19.8%; due to mature between 2012 - 2027; secured by assets with an aggregate carrying amount of $4,834.	4,788	1,295
Less current portion	1,180	659
Obligations under capital leases and other obligations - Note 17	3,608	636
Capital Lease Aggregate Due [Member]
Various leases and other obligations - repayable in monthly instalments totalling $72 including imputed interest ranging from nil - 19.8%; due to mature between 2012 - 2027; secured by assets with an aggregate carrying amount of $4,834.	7,281	1,421
Less current portion	1,565	761
Obligations under capital leases and other obligations - Note 17	5,716	660
Capital Lease Imputed Interest [Member]
Various leases and other obligations - repayable in monthly instalments totalling $72 including imputed interest ranging from nil - 19.8%; due to mature between 2012 - 2027; secured by assets with an aggregate carrying amount of $4,834.	2,493	126
Less current portion	385	102
Obligations under capital leases and other obligations - Note 17	2,108	24